Direxion Advisors, LLC

1301 Avenue of the Americas (6th Avenue)

28th Floor

New York, NY 10019

March 5, 2019

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-1004

Re:	Direxion Shares ETF Trust (the “Trust”)

File Nos.: 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the PortfolioPlus S&P® 500 ETF, PortfolioPlus S&P® Small Cap ETF, PortfolioPlus S&P® Mid Cap ETF, PortfolioPlus Emerging Markets ETF, PortfolioPlus Developed Markets ETF, PortfolioPlus Real Estate ETF, and the PortfolioPlus 20+ Year Treasury ETF that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated March 1, 2019, filed electronically as Post-Effective Amendment No. 240 to the Trust’s Registration Statement on Form N-1A on February 27, 2019.

If you have any questions concerning the foregoing, please contact Angela Brickl of Direxion Advisors, LLC at (646) 572-3463 or Stacy L. Fuller of K&L Gates LLP at (202) 778-9475.

Sincerely,

/s/ Angela Brickl
Angela Brickl
Secretary
Direxion Advisors, LLC